Principal Accounting Policies - Schedule of Allowance For Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Investment Holdings [Line Items]
Balance at the beginning of year	¥ 91,422	$ 14,346	¥ 48,647	¥ 20,204
Provision for doubtful accounts	13,216	2,073	56,747	30,023
Reversal			(837)	(1,580)
Write-offs	(10,205)	(1,601)	(14,968)
Balance at the end of year	94,433	$ 14,818	91,422	48,647
Allowance for doubtful accounts recognized	¥ 13,216		55,910	¥ 28,443
Accounting standards update
Investment Holdings [Line Items]
Provision for doubtful accounts			¥ 1,833